Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Federal Statutory Income Rate to the Company's Effective Income Tax Rate	The following table reconciles the federal statutory income rate to the Company’s effective income tax rate:
	2023	2022
Federal income tax rate	21.00%	21.00%
State income tax benefit	(0.06)%	(2.80)%
Permanent items	(9.27)%	(7.30)%
Return to provision adjustments	0.02%	(2.50)%
Other	0.08%	—%
Change in valuation allowance	(11.82)%	(12.20)%
Effective income tax rate	(0.05)%	(3.80)%

Schedule of Components of Income Tax Expense	The components of income tax expense for the periods ended December 31, 2023 and 2022 are as follows (in thousands):
	2023	2022
Current
US Federal	$(5)	$5
US State	16	101
Total current provision	11	106
Total provision for income taxes	$11	$106

Schedule of Components of Deferred Tax Assets / Liabilities	The main components of deferred tax assets/(liabilities) for the periods ended December 31, 2023 and 2022, are as follows (in thousands):
	2023	2022
Deferred income tax assets:
Net operating loss carryforwards	$2,403	$429
Capitalized research expenses	717	420
Intangible assets	437	—
Stock-based compensation	278	262
Lease liabilities	179	216
Tax credits	44	10
Other	438	269
Total deferred income tax assets	4,496	1,606
Valuation allowance	(4,333)	(1,388)
Net deferred tax assets	$163	$218
Deferred income tax liabilities:
Right-of-use assets	(163)	(212)
Other	—	(6)
Total deferred income tax liabilities	$(163)	$(218)
Net deferred income tax assets	$—	$—